LOCAL AND FOREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2018
LOCAL AND FOREIGN CURRENCY
Schedule of local and foreign currency - Current Assets

CURRENT ASSETS	12.31.2018	12.31.2017
	ThCh$	ThCh$
Cash and cash equivalents	137,538,613	136,242,116
US Dollars	5,917,041	6,973,298
Euros	51,401	17,245
Chilean pesos	86,121,695	80,985,719
Brazilian Real	28,040,970	21,779,408
Argentine Pesos	6,726,906	19,681,449
Paraguayan Guarani	10,680,600	6,804,997

Other financial assets	683,567	14,138,161
U.S. Dollars	—	—
Chilean pesos	355,126	—
Unidad de Fomento	—	13,647,997
Brazilian Real	14,040	366,595
Argentine Pesos	300,359	123,569
Paraguayan Guarani	14,042	—

Other non-financial assets	5,948,923	5,611,861
US Dollars	45,053	70,975
Unidad de Fomento	78,623	9,790
Chilean pesos	3,589,253	3,049,402
Brazilian Real	1,275,073	1,447,790
Argentine Pesos	460,125	632,428
Paraguayan Guarani	500,796	401,476

Trade and other accounts receivable, net	174,113,323	191,284,680
US Dollars	863,794	541,579
Euros	52,332	112,763
Unidad de Fomento	1,414,800	1,673,147
Chilean pesos	73,028,244	75,797,942
Brazilian Real	66,585,089	75,387,122
Argentine Pesos	25,000,141	30,870,192
Paraguayan Guarani	7,168,923	6,901,935

Accounts receivable from related companies	9,450,263	5,370,232
US Dollars	26,557	16,674
Chilean pesos	6,911,814	5,172,144
Brazilian Real		—
Argentine Pesos	2,511,892	181,414

Inventory	151,319,709	131,363,000
US Dollars	2,197,382	3,046,600
Euros	12,522	262,204
Chilean pesos	50,130,341	39,750,597
Brazilian Real	36,797,523	33,834,631
Argentine Pesos	46,394,230	43,857,361
Paraguayan Guarani	15,787,711	10,611,607

Current tax assets	2,532,056	—
Chilean pesos	—	—
Brazilian Real	2,532,056	—

Total Current Assets	481,586,454	484,010,050
US Dollars	9,049,827	10,649,126
Euros	116,255	392,212
Unidad de Fomento	1,493,423	15,330,934
Chilean pesos	220,136,473	204,755,804
Brazilian Real	135,244,751	132,815,546
Argentine Pesos	81,393,653	95,346,413
Paraguayan Guarani	34,152,072	24,720,015

Schedule of local and foreign currency - Non-Current Assets

NON-CURRENT ASSETS	12.31.2018	12.31.2017
	ThCh$	ThCh$
Other financial assets	97,362,295	74,259,085
Chilean pesos	-	2,212,688
Brazilian Real	87,446,661	63,531,839
Argentine Pesos	9,915,634	8,514,558

Other non-financial assets	34,977,264	47,394,345
US Dollars	22,917	—
Unidad de Fomento	314,283	—
Chilean pesos	47,532	395,857
Brazilian Real	32,070,120	45,334,405
Argentine Pesos	2,315,682	1,626,255
Paraguayan Guarani	206,730	37,828

Trade and other receivables	1,270,697	2,395,851
Unidad de Fomento	1,204,097	2,335,322
Argentine Pesos	90	2,193
Paraguayan Guarani	66,510	58,336

Accounts receivable from related parties	74,340	156,492
Chilean pesos	74,340	156,492

Investments accounted for under the equity method	102,410,945	86,809,069
Chilean pesos	50,136,221	33,789,538
Brazilian Real	52,274,724	53,019,531

Intangible assets other than goodwill	668,822,553	663,272,878
US Dollars	4,960,399	3,959,421
Chilean pesos	306,508,710	307,165,028
Brazilian Real	182,657,545	188,401,129
Argentine Pesos	2,101,571	922,226
Paraguayan Guarani	172,594,328	162,825,074

Goodwill	117,229,173	93,598,217
Chilean pesos	9,523,767	9,523,767
Brazilian Real	72,059,356	72,488,336
Argentine Pesos	28,318,129	4,672,971
Paraguayan Guarani	7,327,921	6,913,143

Property, plant and equipment	710,770,968	659,750,499
US Dollars	—	190,365
Euros	381,732	5,362,096
Chilean pesos	271,625,978	271,391,436
Brazilian Real	252,674,783	240,781,729
Argentine Pesos	117,532,176	77,580,966
Paraguayan Guarani	68,556,299	64,443,907

Deferred income tax assets	—	3,212,981
Argentine Pesos	—	3,212,981

Total Non-Current Assets	1,732,918,235	1,630,849,417
US Dollars	4,983,316	4,149,786
Euros	381,732	5,362,096
Unidad de Fomento	1,518,380	2,335,322
Chilean pesos	637,916,548	624,634,806
Brazilian Real	679,183,189	663,556,969
Argentine Pesos	160,183,282	96,532,150
Paraguayan Guarani	248,751,788	234,278,288

Schedule of local and foreign currency - Current Liabilities

	12.31.2018			12.31.2017
		90 days up to 1			90 days up to 1
CURRENT LIABILITIES	Up to 90 days	year	Total	Up to 90 days	year	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities, current	9,377,421	46,737,556	56,114,977	13,536,530	54,444,875	67,981,405
U.S. Dollars	130,829	3,304,011	3,434,840	25,540	4,563,131	4,588,671
Unidad de Fomento	7,831,899	10,536,509	18,368,408	6,735,155	9,892,144	16,627,299
Chilean pesos	—	9,681,676	9,681,676	—	10,342,404	10,342,404
Brazilian Real	1,413,622	20,833,877	22,247,499	5,084,725	15,589,691	20,674,416
Argentinean pesos	1,071	1,357,285	1,358,356	1,691,110	13,185,694	14,876,804
Paraguayan Guaraní	—	1,024,198	1,024,198	—	871,811	871,811

Trade and other accounts payable, current	234,715,484	3,394,363	238,109,847	251,516,304	6,003,173	257,519,477
U.S. Dollars	14,514,082	—	14,514,082	11,716,262	29,728	11,745,990
Euros	4,311,724	59,951	4,371,675	2,202,581	80,070	2,282,651
Unidad de Fomento	192,055	—	192,055	2,198,131	—	2,198,131
Chilean pesos	81,099,246	3,334,412	84,433,658	82,576,800	5,823,291	88,400,091
Brazilian Real	68,940,973	—	68,940,973	74,524,169	—	74,524,169
Argentinean pesos	54,846,437	—	54,846,437	69,859,508	52,403	69,911,911
Paraguayan Guaraní	10,805,605	—	10,805,605	8,437,188	17,681	8,454,869
Other currencies	5,362	—	5,362	1,665	—	1,665
	—	—	—
Accounts payable to related companies, current	45,687,476	140,383	45,827,859	33,728,629	232,808	33,961,437
U.S. Dollars	—	—	—	—	—	—
Unidad de Fomento	—	—	—	—	—	—
Chilean pesos	27,729,583	140,383	27,869,966	15,297,780	232,808	15,530,588
Brazilian Real	12,478,179	—	12,478,179	18,430,849	—	18,430,849
Argentinean pesos	5,479,714	—	5,479,714	—	—	—
Paraguayan Guaraní	—	—	—

Other provisions, current	1,789,275	1,696,338	3,485,613	2,616,340	60,078	2,676,418
Chilean pesos	1,789,275	1,681,178	3,470,453	2,616,340	—	2,616,340
Paraguayan Guaraní	—	15,160	15,160	—	60,078	60,078

Tax liabilities, current	4,302,370	5,036,242	9,338,612	543,874	2,641,091	3,184,965
Chilean pesos	4,302,370	1,184,842	5,487,212	184,406	—	184,406
Brazilian Real	—	—	—	359,468	359,468	718,936
Argentinean pesos	—	2,980,634	2,980,634	—	2,155,680	2,155,680
Paraguayan Guaraní	—	870,766	870,766	—	125,943	125,943

Employee benefits current provisions	10,189,264	23,021,715	33,210,979	—	35,955,643	35,955,643
Chilean pesos	1,177,114	4,854,163	6,031,277	—	6,365,543	6,365,543
Brazilian Real	—	17,180,455	17,180,455	—	16,412,363	16,412,363
Argentinean pesos	9,012,150	—	9,012,150	—	12,371,827	12,371,827
Paraguayan Guaraní	—	987,097	987,097	—	805,910	805,910

Other non-financial liabilities, current	1,346,839	32,427,375	33,774,214	648,171	26,359,806	27,007,977
Unidad de Fomento	—	—	—	—	—	—
Chilean pesos	869,964	32,276,377	33,146,341	190,529	26,111,396	26,301,925
Brazilian Real	—	—	—	—	—	—
Argentinean pesos	476,875	—	476,875	457,642	—	457,642
Paraguayan Guaraní	—	150,998	150,998	—	248,410	248,410

Total current liabilities	307,408,129	112,453,972	419,862,101	302,589,848	125,697,474	428,287,322
U.S. Dollars	14,644,911	3,304,011	17,948,922	11,741,802	4,592,859	16,334,661
Euros	4,311,724	59,951	4,371,675	2,202,581	80,070	2,282,651
Unidad de Fomento	8,023,954	10,536,509	18,560,463	8,933,286	9,892,144	18,825,430
Chilean pesos	116,967,552	53,153,031	170,120,583	100,865,855	48,875,442	149,741,297
Brazilian Real	82,832,774	38,014,332	120,847,106	98,399,211	32,361,522	130,760,733
Argentinean pesos	69,816,247	4,337,919	74,154,166	72,008,260	27,765,604	99,773,864
Paraguayan guaraní	10,805,605	3,048,219	13,853,824	8,437,188	2,129,833	10,567,021
Other currencies	5,362	—	5,362	1,665	—	1,665

Schedule of local and foreign currency - Non-Current Liabilities

	12.31.2018				12.31.2017
	More	More than	More		More	More than
	than 1 up	3 years up	5 than		than 1 up	3 years up	More than
NON-CURRENT LIABILITIES	to 3 years	to 5 years	years	Total	to 3 years	to 5 years	5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other non-current financial liabilities	28,642,101	276,409,074	411,512,603	716,563,778	8,185,760	8,153,247	659,428,194	675,767,201
U.S. Dollars	—	250,976,154	—	250,976,154	513,788	—	350,016,750	350,530,538
Unidad de Fomento	25,634,958	23,105,123	402,045,609	450,785,690	—	2,092,245	298,725,592	300,817,837
Chilean pesos	—	—	—	—	—	—	—	—
Brazilian Real	3,007,143	2,327,797	9,466,994	14,801,934	7,671,972	6,061,002	10,685,852	24,418,826

Non-current accounts payable	735,665	—	—	735,665	1,132,926	—	—	1,132,926
U.S. Dollars	585,289	—	—	585,289	748,565	—	—	748,565
Chilean pesos	148,680	—	—	148,680	356,221	—	—	356,221
Argentinean pesos	1,696	—	—	1,696	28,140	—	—	28,140

Other provisions, non-current	3,448,042	55,518,871	—	58,966,913	62,947,748	—	—	62,947,748
Chilean pesos	2,500,000	—	—	2,500,000	5,000,000			5,000,000
Brazilian Real	—	55,518,871	—	55,518,871	56,607,720	—	—	56,607,720
Argentinean pesos	948,042	—	—	948,042	1,340,028	—	—	1,340,028
Paraguayan Guaraní	—	—	—	—

Deferred tax liabilities	16,607,605	101,512,040	27,126,303	145,245,948	19,317,808	91,769	105,794,989	125,204,566
Chilean pesos	497,175	81,630,530	11,899,975	94,027,680	252,448	91,769	92,319,662	92,663,879
Brazilian Real	—	19,881,510	—	19,881,510	19,065,360	—	—	19,065,360
Argentinean pesos	16,110,430	—	—	16,110,430
Paraguayan Guaraní	—	—	15,226,328	15,226,328	—	—	13,475,327	13,475,327

Employee benefits non-current provisions	742,297	240,148	8,433,096	9,415,541	359,760	62,742	7,863,853	8,286,355
Chilean pesos	230,528	240,148	8,433,096	8,903,772	163,756	62,742	7,863,853	8,090,351
Paraguayan Guaraní	511,769	—	—	511,769	196,004	—	—	196,004

Other non-financial liabilities, non-current	—	—	—	—	—	—	—	—
Brazilian Real	—	—	—	—	—	—	—	—
Argentinean pesos	—	—	—	—	—	—	—	—

Total non-current liabilities	50,175,710	433,680,133	447,072,002	930,927,845	91,944,002	8,307,758	773,087,036	873,338,796
U.S. Dollars	585,289	250,976,154	—	251,561,443	1,262,353	—	350,016,750	351,279,103
Unidad de Fomento	25,634,958	23,105,123	402,045,609	450,785,690	—	2,092,245	298,725,592	300,817,837
Chilean pesos	3,376,383	81,870,678	20,333,071	105,580,132	5,772,425	154,511	100,183,515	106,110,451
Brazilian Real	3,007,143	77,728,178	9,466,994	90,202,315	83,345,052	6,061,002	10,685,852	100,091,906
Argentinean pesos	17,060,168	—	—	17,060,168	1,368,168	—	—	1,368,168
Paraguayan Guaraní	511,769	—	15,226,328	15,738,097	196,004	—	13,475,327	13,671,331